N-6	Jul. 17, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	Jul. 17, 2024
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses

VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.07%

Prospectuses Available [Text Block]	As of July 1, 2024, the underlying fund information related to the Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:
Portfolio Companies [Table Text Block]
Fund; Advisor (Subadvisor)	Current Expenses

VanEck VIP Global Resources Fund Initial Class; Van Eck Associates Corporation	1.07%

VanEck VIP Global Resources Fund Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.07%